Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of loan receivable
	December 31, 2018	December 31, 2017

Loans receivable – related parties	$334,383	$-
Allowance for loan losses	(3,344)	-

Loans receivable, net	$331,039	$-

Schedule of aging of loan receivables
	1-29 days past due	30-59 days past due	60-89 days past due	Over 90 days past due	Total past due	Current	Total Loans
Loans receivables	$-	$-	$-	$334,383	$334,383	$-	$334,383